Long-Term Incentive Plan, Equity Incentive Plan and Other Compensatory Awards (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
Granted - Shares	1,038,000	2,271,500
Exercised - Shares		(35,602)
Long Term Incentive Plan [Member]
Long-term Purchase Commitment [Line Items]
Granted - Shares	2,271,500	35,602
Outstanding at December 31, 2013 - Shares	8,520,816
Long Term Incentive Plan [Member] | Equity Incentive Plan [Member]
Long-term Purchase Commitment [Line Items]
Outstanding at January 1, 2013 - Shares	7,866,953
Granted - Shares	1,038,000
Exercised - Shares	0
Forfeited or expired - Shares	(384,137)
Outstanding at December 31, 2013 - Shares	8,520,816
Exercisable at December 31, 2013 - Shares	7,258,925
Outstanding at January 1, 2013 - Weighted - Average Exercise Price	$ 1.28
Granted - Weighted - Average Exercise Price	$ 0.50
Exercised - Weighted - Average Exercise Price	$ 0
Forfeited or Expired - Weighted - Average Exercise Price	$ 1.19
Outstanding at December 31, 2013 - Weighted - Average Exercise Price	$ 1.19
Exercisable - Weighted - Average Exercise Price	$ 1.26
Options Outstanding - Weighted Average Remaining Contract Life	5 years
Exercisable - Weighted - Average Remaining Contractual Term	4 years 3 months 18 days
Outstanding - Aggregate Intrinsic Value	$ 61,018
Exercisable - Aggregate Intrinsic Value	$ 58,163